Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Core Bond Fund
May 31, 2022
ZCD-NPRT3-0722
1.9881604.105
Nonconvertible Bonds - 21.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
2.55% 12/1/33	18,000	15,214
3.8% 12/1/57	175,000	144,322
5.15% 11/15/46	50,000	51,497
Verizon Communications, Inc.:
2.1% 3/22/28	54,000	49,116
2.55% 3/21/31	50,000	44,260
3% 3/22/27	13,000	12,603
4.862% 8/21/46	57,000	59,509
5.012% 4/15/49	4,000	4,272
		380,793
Entertainment - 0.1%
The Walt Disney Co. 3.8% 3/22/30	100,000	99,179
Media - 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.4% 4/1/33	90,000	84,581
4.908% 7/23/25	45,000	45,949
5.25% 4/1/53	137,000	124,764
5.375% 5/1/47	55,000	50,475
5.5% 4/1/63	137,000	122,242
5.75% 4/1/48	100,000	97,016
Comcast Corp. 6.45% 3/15/37	15,000	18,409
Discovery Communications LLC:
3.625% 5/15/30	30,000	27,721
4.65% 5/15/50	81,000	68,181
Fox Corp.:
4.03% 1/25/24	6,000	6,087
4.709% 1/25/29	9,000	9,108
5.476% 1/25/39	9,000	9,200
Magallanes, Inc.:
3.428% 3/15/24 (b)	54,000	53,670
3.638% 3/15/25 (b)	29,000	28,633
3.755% 3/15/27 (b)	57,000	55,324
4.054% 3/15/29 (b)	20,000	19,161
4.279% 3/15/32 (b)	26,000	24,301
5.05% 3/15/42 (b)	31,000	28,020
5.141% 3/15/52 (b)	25,000	22,369
Time Warner Cable LLC:
5.875% 11/15/40	100,000	99,490
7.3% 7/1/38	120,000	132,937
		1,127,638
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc.:
3.2% 3/15/27 (b)	63,000	61,259
3.8% 3/15/32 (b)	55,000	52,167
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	60,000	59,236
3.875% 4/15/30	100,000	96,165
4.375% 4/15/40	13,000	12,212
4.5% 4/15/50	26,000	24,183
		305,222
TOTAL COMMUNICATION SERVICES		1,912,832
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.2%
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (b)	200,000	200,244
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
3.5% 7/1/27	17,000	16,829
3.6% 7/1/30	20,000	19,340
		36,169
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24	34,000	33,835
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30	7,000	6,831
AutoZone, Inc.:
3.625% 4/15/25	12,000	12,009
4% 4/15/30	55,000	53,465
Lowe's Companies, Inc.:
3.35% 4/1/27	9,000	8,829
3.75% 4/1/32	27,000	25,746
4.25% 4/1/52	110,000	100,075
4.45% 4/1/62	124,000	112,084
4.5% 4/15/30	39,000	39,540
O'Reilly Automotive, Inc. 4.2% 4/1/30	12,000	11,752
		370,331
TOTAL CONSUMER DISCRETIONARY		640,579
CONSUMER STAPLES - 1.2%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36	125,000	126,524
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	100,000	96,339
4.35% 6/1/40	35,000	33,048
4.5% 6/1/50	100,000	95,117
4.75% 4/15/58	27,000	25,723
5.45% 1/23/39	20,000	21,345
5.55% 1/23/49	204,000	221,080
5.8% 1/23/59 (Reg. S)	34,000	38,270
The Coca-Cola Co.:
3.375% 3/25/27	63,000	63,361
3.45% 3/25/30	35,000	34,684
		755,491
Food & Staples Retailing - 0.1%
Sysco Corp.:
5.95% 4/1/30	20,000	21,932
6.6% 4/1/50	30,000	36,614
		58,546
Tobacco - 0.3%
Altria Group, Inc.:
3.875% 9/16/46	30,000	22,109
4.25% 8/9/42	27,000	21,682
4.5% 5/2/43	80,000	65,412
4.8% 2/14/29	40,000	39,961
BAT Capital Corp. 4.906% 4/2/30	100,000	96,828
Reynolds American, Inc. 7.25% 6/15/37	75,000	81,355
		327,347
TOTAL CONSUMER STAPLES		1,141,384
ENERGY - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Canadian Natural Resources Ltd.:
3.9% 2/1/25	25,000	25,087
5.85% 2/1/35	25,000	26,112
Cenovus Energy, Inc.:
3.75% 2/15/52	10,000	8,017
4.25% 4/15/27	24,000	24,065
5.4% 6/15/47	14,000	14,273
6.75% 11/15/39	26,000	29,284
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	25,636
5.8% 6/1/45	10,000	10,722
DCP Midstream Operating LP:
3.875% 3/15/23	20,000	19,983
5.85% 5/21/43 (b)(c)	105,000	92,138
Enbridge, Inc.:
4% 10/1/23	20,000	20,215
4.25% 12/1/26	25,000	25,251
Energy Transfer LP:
3.75% 5/15/30	22,000	20,457
4.2% 9/15/23	6,000	6,073
4.25% 3/15/23	7,000	7,040
4.95% 6/15/28	172,000	174,429
5% 5/15/50	67,000	60,303
5.4% 10/1/47	51,000	46,944
5.8% 6/15/38	12,000	11,832
6% 6/15/48	8,000	7,909
Exxon Mobil Corp. 3.482% 3/19/30	160,000	157,467
Hess Corp.:
4.3% 4/1/27	57,000	56,874
7.125% 3/15/33	100,000	115,555
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	10,000	10,028
6.55% 9/15/40	65,000	70,737
Kinder Morgan, Inc. 5.55% 6/1/45	12,000	12,081
MPLX LP:
4.5% 7/15/23	10,000	10,119
4.8% 2/15/29	6,000	6,083
4.875% 12/1/24	14,000	14,324
5.5% 2/15/49	17,000	16,949
Occidental Petroleum Corp.:
5.55% 3/15/26	50,000	52,078
6.2% 3/15/40	10,000	10,550
6.6% 3/15/46	36,000	40,680
7.5% 5/1/31	40,000	47,960
Ovintiv, Inc.:
5.15% 11/15/41	148,000	140,605
6.625% 8/15/37	15,000	16,471
7.375% 11/1/31	28,000	32,081
8.125% 9/15/30	26,000	30,528
Petroleos Mexicanos:
5.95% 1/28/31	160,000	132,976
6.35% 2/12/48	246,000	170,441
6.49% 1/23/27	20,000	19,104
6.5% 3/13/27	20,000	19,079
6.75% 9/21/47	210,000	150,507
6.84% 1/23/30	348,000	311,460
6.95% 1/28/60	88,000	63,140
7.69% 1/23/50	15,000	11,625
Phillips 66 Co.:
3.7% 4/6/23	4,000	4,021
3.85% 4/9/25	5,000	5,054
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	200,000	185,011
3.6% 11/1/24	10,000	9,950
Sabine Pass Liquefaction LLC 4.5% 5/15/30	68,000	67,768
The Williams Companies, Inc.:
3.5% 11/15/30	74,000	68,805
4.3% 3/4/24	100,000	101,486
4.55% 6/24/24	70,000	71,155
5.75% 6/24/44	35,000	36,424
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	10,000	9,256
Valero Energy Corp. 2.85% 4/15/25	3,000	2,939
Western Gas Partners LP:
4.65% 7/1/26	35,000	34,913
4.75% 8/15/28	6,000	5,941
		2,977,995
FINANCIALS - 10.4%
Banks - 4.0%
Bank of America Corp.:
2.299% 7/21/32 (c)	90,000	75,650
3.5% 4/19/26	160,000	158,800
3.705% 4/24/28 (c)	29,000	28,342
3.974% 2/7/30 (c)	325,000	316,925
Barclays PLC:
2.852% 5/7/26 (c)	200,000	192,341
4.375% 1/12/26	200,000	200,626
BNP Paribas SA 2.219% 6/9/26 (b)(c)	200,000	187,954
Citigroup, Inc.:
3.352% 4/24/25 (c)	36,000	35,758
4.3% 11/20/26	9,000	9,032
4.4% 6/10/25	81,000	81,879
4.412% 3/31/31 (c)	108,000	106,709
4.45% 9/29/27	393,000	394,042
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	10,000	10,047
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	200,000	201,459
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	37,000	33,018
3.797% 7/23/24 (c)	35,000	35,200
4.452% 12/5/29 (c)	300,000	302,065
4.493% 3/24/31 (c)	100,000	100,975
NatWest Group PLC:
5.125% 5/28/24	165,000	167,557
6% 12/19/23	175,000	180,618
6.1% 6/10/23	150,000	153,201
6.125% 12/15/22	80,000	81,263
NatWest Markets PLC 2.375% 5/21/23 (b)	200,000	198,231
Societe Generale 1.038% 6/18/25 (b)(c)	200,000	187,877
Wells Fargo & Co.:
2.406% 10/30/25 (c)	46,000	44,596
3.526% 3/24/28 (c)	121,000	117,636
4.478% 4/4/31 (c)	149,000	150,442
5.013% 4/4/51 (c)	144,000	150,748
Westpac Banking Corp. 4.11% 7/24/34 (c)	27,000	25,313
		3,928,304
Capital Markets - 2.6%
Affiliated Managers Group, Inc. 4.25% 2/15/24	22,000	22,335
Ares Capital Corp.:
3.875% 1/15/26	112,000	107,110
4.2% 6/10/24	63,000	63,236
Credit Suisse Group AG:
2.193% 6/5/26 (b)(c)	250,000	231,491
3.8% 6/9/23	250,000	251,054
Deutsche Bank AG New York Branch:
4.1% 1/13/26	100,000	99,087
5.882% 7/8/31 (c)	250,000	242,101
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	90,000	75,609
3.2% 2/23/23	35,000	35,155
3.691% 6/5/28 (c)	170,000	165,505
3.75% 5/22/25	50,000	50,271
3.8% 3/15/30	180,000	171,831
3.814% 4/23/29 (c)	75,000	72,947
6.75% 10/1/37	113,000	132,118
Moody's Corp.:
3.25% 1/15/28	10,000	9,643
3.75% 3/24/25	52,000	52,420
4.875% 2/15/24	9,000	9,244
Morgan Stanley:
3.125% 7/27/26	271,000	263,378
3.622% 4/1/31 (c)	102,000	97,156
3.737% 4/24/24 (c)	115,000	115,495
4.431% 1/23/30 (c)	197,000	198,110
5% 11/24/25	35,000	36,216
		2,501,512
Consumer Finance - 2.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	150,000	140,618
4.45% 4/3/26	150,000	146,760
6.5% 7/15/25	150,000	156,570
Ally Financial, Inc.:
1.45% 10/2/23	21,000	20,526
3.05% 6/5/23	80,000	80,042
5.125% 9/30/24	21,000	21,662
5.75% 11/20/25	80,000	82,364
5.8% 5/1/25	49,000	51,228
8% 11/1/31	23,000	27,012
Capital One Financial Corp.:
2.6% 5/11/23	64,000	64,014
2.636% 3/3/26 (c)	64,000	61,694
3.273% 3/1/30 (c)	82,000	74,582
3.65% 5/11/27	116,000	112,940
3.8% 1/31/28	39,000	37,764
Discover Financial Services:
3.95% 11/6/24	80,000	80,046
4.1% 2/9/27	59,000	58,475
4.5% 1/30/26	74,000	74,556
Ford Motor Credit Co. LLC:
4.063% 11/1/24	200,000	195,992
5.584% 3/18/24	200,000	202,375
Synchrony Financial:
2.85% 7/25/22	11,000	11,004
3.95% 12/1/27	217,000	206,949
4.375% 3/19/24	13,000	13,104
5.15% 3/19/29	50,000	49,383
Toyota Motor Credit Corp. 2.9% 3/30/23	79,000	79,203
		2,048,863
Diversified Financial Services - 0.7%
Blackstone Private Credit Fund 4.7% 3/24/25 (b)	193,000	188,135
Brixmor Operating Partnership LP:
3.85% 2/1/25	85,000	84,848
4.05% 7/1/30	44,000	41,348
4.125% 5/15/29	37,000	35,581
Equitable Holdings, Inc. 3.9% 4/20/23	4,000	4,032
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	145,000	146,322
Pine Street Trust I 4.572% 2/15/29 (b)	100,000	99,198
Pine Street Trust II 5.568% 2/15/49 (b)	100,000	101,096
		700,560
Insurance - 1.0%
AIA Group Ltd. 3.375% 4/7/30 (b)	200,000	190,886
American International Group, Inc. 2.5% 6/30/25	100,000	96,524
Five Corners Funding Trust II 2.85% 5/15/30 (b)	100,000	88,994
Marsh & McLennan Companies, Inc. 4.375% 3/15/29	20,000	20,300
Pacific LifeCorp 5.125% 1/30/43 (b)	50,000	50,770
Pricoa Global Funding I 5.375% 5/15/45 (c)	45,000	43,895
SunAmerica, Inc.:
3.5% 4/4/25 (b)	26,000	25,756
3.65% 4/5/27 (b)	37,000	36,032
3.85% 4/5/29 (b)	36,000	34,547
3.9% 4/5/32 (b)	43,000	40,857
4.35% 4/5/42 (b)	10,000	9,079
4.4% 4/5/52 (b)	29,000	25,953
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	80,000	80,898
Unum Group:
3.875% 11/5/25	175,000	174,180
4% 6/15/29	31,000	30,013
		948,684
TOTAL FINANCIALS		10,127,923
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.6%
Centene Corp.:
2.45% 7/15/28	85,000	76,326
2.625% 8/1/31	40,000	34,198
3.375% 2/15/30	35,000	32,113
4.25% 12/15/27	35,000	34,825
4.625% 12/15/29	55,000	54,205
Cigna Corp.:
4.375% 10/15/28	133,000	135,041
4.8% 8/15/38	21,000	21,257
CVS Health Corp.:
3% 8/15/26	5,000	4,881
3.625% 4/1/27	18,000	17,925
4.78% 3/25/38	29,000	28,855
Humana, Inc. 3.7% 3/23/29	35,000	34,197
Sabra Health Care LP 3.2% 12/1/31	96,000	79,129
		552,952
Pharmaceuticals - 0.1%
Elanco Animal Health, Inc.:
5.772% 8/28/23 (c)	18,000	18,360
6.4% 8/28/28 (c)	7,000	7,195
Mylan NV 4.55% 4/15/28	20,000	19,616
Utah Acquisition Sub, Inc. 3.95% 6/15/26	20,000	19,540
Viatris, Inc.:
1.125% 6/22/22	27,000	26,994
1.65% 6/22/25	9,000	8,298
2.7% 6/22/30	44,000	36,792
3.85% 6/22/40	19,000	14,780
		151,575
TOTAL HEALTH CARE		704,527
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	40,000	39,914
The Boeing Co.:
5.04% 5/1/27	31,000	31,147
5.15% 5/1/30	31,000	30,820
5.705% 5/1/40	30,000	29,560
5.93% 5/1/60	30,000	29,319
		160,760
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.25% 1/15/23	10,000	9,925
3.375% 7/1/25	56,000	54,271
3.875% 7/3/23	38,000	38,116
4.25% 2/1/24	29,000	29,114
		131,426
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	30,000	28,209
3.95% 7/1/24 (b)	13,000	12,708
4.25% 4/15/26 (b)	10,000	9,568
4.375% 5/1/26 (b)	10,000	9,625
		60,110
TOTAL INDUSTRIALS		352,296
INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	28,000	28,553
5.85% 7/15/25	13,000	13,663
6.02% 6/15/26	25,000	26,398
6.1% 7/15/27	23,000	24,544
6.2% 7/15/30	20,000	21,447
		114,605
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.:
1.95% 2/15/28 (b)	15,000	13,041
2.45% 2/15/31 (b)	151,000	125,159
2.6% 2/15/33 (b)	134,000	107,643
3.5% 2/15/41 (b)	106,000	83,870
3.75% 2/15/51 (b)	50,000	39,046
		368,759
Software - 0.3%
Oracle Corp.:
1.65% 3/25/26	58,000	52,810
2.3% 3/25/28	92,000	81,230
2.8% 4/1/27	69,000	64,027
2.875% 3/25/31	120,000	102,110
		300,177
TOTAL INFORMATION TECHNOLOGY		783,541
MATERIALS - 0.1%
Chemicals - 0.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (b)	59,000	61,479
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	42,000	43,422
American Homes 4 Rent LP:
2.375% 7/15/31	7,000	5,788
3.625% 4/15/32	40,000	36,491
Boston Properties, Inc.:
3.25% 1/30/31	34,000	30,449
4.5% 12/1/28	19,000	19,109
Corporate Office Properties LP:
2.25% 3/15/26	15,000	13,828
2.75% 4/15/31	11,000	9,247
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	10,000	8,947
3.5% 8/1/26	10,000	9,803
Healthpeak Properties, Inc.:
3.25% 7/15/26	4,000	3,907
3.5% 7/15/29	5,000	4,779
Hudson Pacific Properties LP 4.65% 4/1/29	54,000	53,781
Invitation Homes Operating Partnership LP 4.15% 4/15/32	60,000	57,256
Kite Realty Group Trust 4.75% 9/15/30	3,000	2,931
LXP Industrial Trust (REIT) 2.7% 9/15/30	7,000	5,921
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	64,000	50,796
3.375% 2/1/31	32,000	26,729
3.625% 10/1/29	154,000	135,452
4.375% 8/1/23	34,000	34,123
4.5% 1/15/25	6,000	5,985
4.75% 1/15/28	59,000	57,099
Piedmont Operating Partnership LP 2.75% 4/1/32	14,000	11,284
Realty Income Corp.:
2.2% 6/15/28	8,000	7,194
2.85% 12/15/32	9,000	8,033
3.25% 1/15/31	9,000	8,431
3.4% 1/15/28	14,000	13,536
Simon Property Group LP 2.45% 9/13/29	14,000	12,328
Store Capital Corp.:
2.75% 11/18/30	19,000	16,157
4.625% 3/15/29	9,000	8,949
Sun Communities Operating LP:
2.3% 11/1/28	16,000	14,020
2.7% 7/15/31	42,000	35,504
Ventas Realty LP:
3% 1/15/30	59,000	53,229
3.5% 2/1/25	65,000	64,464
4% 3/1/28	11,000	10,818
4.75% 11/15/30	100,000	101,477
VICI Properties LP:
4.375% 5/15/25	10,000	9,943
4.75% 2/15/28	81,000	80,129
4.95% 2/15/30	109,000	107,143
5.125% 5/15/32	10,000	9,916
Vornado Realty LP 2.15% 6/1/26	17,000	15,507
WP Carey, Inc.:
4% 2/1/25	28,000	28,151
4.6% 4/1/24	50,000	50,898
		1,282,954
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	103,000	103,320
3.95% 11/15/27	24,000	23,209
4.1% 10/1/24	6,000	6,050
4.55% 10/1/29	10,000	9,853
CBRE Group, Inc. 2.5% 4/1/31	50,000	42,072
Tanger Properties LP 2.75% 9/1/31	43,000	34,962
		219,466
TOTAL REAL ESTATE		1,502,420
UTILITIES - 1.1%
Electric Utilities - 0.7%
Alabama Power Co. 3.05% 3/15/32	87,000	81,227
Cleco Corporate Holdings LLC 3.375% 9/15/29	226,000	205,440
Duke Energy Corp. 2.45% 6/1/30	24,000	20,821
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	13,000	10,979
2.775% 1/7/32 (b)	44,000	37,029
Edison International 5.75% 6/15/27	100,000	103,779
Entergy Corp. 2.8% 6/15/30	25,000	22,045
Exelon Corp.:
2.75% 3/15/27 (b)	19,000	18,040
3.35% 3/15/32 (b)	23,000	21,083
4.05% 4/15/30	18,000	17,635
4.1% 3/15/52 (b)	17,000	15,153
FirstEnergy Corp. 7.375% 11/15/31	77,000	90,935
IPALCO Enterprises, Inc. 3.7% 9/1/24	10,000	9,995
		654,161
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.:
3.3% 7/15/25 (b)	75,000	72,989
3.95% 7/15/30 (b)	66,000	61,228
		134,217
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	126,000	128,836
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	8,000	7,644
NiSource, Inc. 2.95% 9/1/29	65,000	58,780
Puget Energy, Inc.:
4.1% 6/15/30	29,000	27,656
4.224% 3/15/32	77,000	73,473
		296,389
TOTAL UTILITIES		1,084,767
TOTAL NONCONVERTIBLE BONDS (Cost $22,431,259)		21,289,743

U.S. Treasury Obligations - 40.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	607,000	471,895
1.875% 11/15/51	3,122,000	2,378,574
2% 11/15/41	617,000	501,023
2% 8/15/51	4,588,000	3,599,967
2.25% 2/15/52	1,930,000	1,614,264
2.875% 5/15/49	894,000	847,100
2.875% 5/15/52	740,000	712,019
3% 2/15/47	703,000	667,548
U.S. Treasury Notes:
0.75% 3/31/26	1,585,000	1,466,868
1.125% 10/31/26	2,000,000	1,858,984
1.125% 8/31/28	1,710,000	1,537,597
1.125% 2/15/31	655,000	568,545
1.25% 12/31/26	1,500,000	1,398,223
1.25% 5/31/28	3,452,000	3,141,590
1.25% 9/30/28	370,000	334,908
1.375% 11/15/31	899,000	788,592
1.75% 1/31/29	7,406,000	6,901,163
1.875% 2/15/32	1,960,000	1,797,534
2.375% 4/30/26	608,000	598,714
2.5% 3/31/27	1,500,000	1,477,852
2.75% 4/30/27	1,000,000	996,328
2.875% 5/15/32	5,500,000	5,506,875
TOTAL U.S. TREASURY OBLIGATIONS (Cost $43,117,474)		39,166,163

U.S. Government Agency - Mortgage Securities - 0.3%
	Principal Amount (a)	Value ($)
Ginnie Mae - 0.3%
4% 6/1/52 (d) (Cost $250,938)	250,000	252,469

Asset-Backed Securities - 6.5%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2019-1 Class A, 3.844% 5/15/39 (b)	20,518	12,605
Series 2021-2A Class A, 2.798% 1/15/47 (b)	243,943	211,279
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 2.1743% 10/17/34 (b)(c)(e)	250,000	241,872
Allegro CLO XIV, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 1.160% 2.2043% 10/15/34 (b)(c)(e)	250,000	241,932
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 2.2027% 7/20/34 (b)(c)(e)	250,000	241,778
Ares LVIII CLO LLC Series 2022-58A Class AR, U.S. 90-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.330% 2.1764% 1/15/35 (b)(c)(e)	250,000	242,410
Barings CLO Ltd. Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 2.2827% 1/20/32 (b)(c)(e)	250,000	246,162
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	228,406	197,989
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 2.0343% 4/15/29 (b)(c)(e)	249,078	245,718
Cedar Funding Ltd. Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 2.0327% 4/20/35 (b)(c)(e)	100,000	96,812
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 2.314% 10/25/34 (b)(c)(e)	250,000	241,858
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 2.2627% 4/20/34 (b)(c)(e)	100,000	96,939
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 2.3727% 1/20/34 (b)(c)(e)	100,000	97,683
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	47,875	46,889
Dryden Senior Loan Fund Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 2.608% 2/20/35 (b)(c)(e)	250,000	242,117
Eaton Vance CLO, Ltd. Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 1/15/35 (b)(c)(e)	100,000	97,124
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 2.778% 11/20/33 (b)(c)(e)	100,000	97,739
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 2.0223% 4/15/35 (b)(c)(e)	150,000	144,963
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 2.2543% 1/15/33 (b)(c)(e)	250,000	245,454
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 2.1843% 4/19/34 (b)(c)(e)	250,000	244,258
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 2.2363% 1/22/35 (b)(c)(e)	250,000	241,300
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 2.1643% 7/15/34 (b)(c)(e)	250,000	242,521
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 2.314% 1/25/35 (b)(c)(e)	250,000	242,174
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 2.0343% 1/15/34 (b)(c)(e)	250,000	244,815
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	80,095	78,525
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	50,830	45,728
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	64,000	58,663
Class A2II, 4.008% 12/5/51 (b)	55,000	47,423
RR 7 Ltd. Series 2022-7A Class A1AB, 3 month U.S. LIBOR + 1.340% 1.5203% 1/15/37 (b)(c)(e)	250,000	242,715
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	196,565	171,059
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	46,000	44,879
1.884% 7/15/50 (b)	25,000	23,328
2.328% 7/15/52 (b)	16,000	14,416
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.6326% 4/23/35 (b)(c)(e)	250,000	242,719
Symphony CLO Ltd. Series 2020-22A Class A1A, 3 month U.S. LIBOR + 1.290% 2.3343% 4/18/33 (b)(c)(e)	250,000	246,301
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 2.1427% 4/20/33 (b)(c)(e)	250,000	244,274
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	200,850	175,452
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	196,860	168,981
TOTAL ASSET-BACKED SECURITIES (Cost $6,618,876)		6,308,854

Collateralized Mortgage Obligations - 0.1%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.1%
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b) (Cost $76,965)	76,965	75,939

Commercial Mortgage Securities - 3.8%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust floater Series 2022-DKLX Class C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.150% 2.932% 1/15/39 (b)(c)(e)	100,000	96,667
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.925% 11/15/28 (b)(c)(e)	34,000	33,585
BPR Trust floater Series 2022-OANA:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.890% 2.6797% 4/15/37 (b)(c)(e)	201,000	195,687
Class B, CME TERM SOFR 1 MONTH INDEX + 2.440% 3.2287% 4/15/37 (b)(c)(e)	53,000	51,853
BX Commercial Mortgage Trust floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 1.5641% 10/15/36 (b)(c)(e)	100,000	95,084
Class E, 1 month U.S. LIBOR + 1.940% 2.8225% 10/15/36 (b)(c)(e)	100,000	93,182
Series 2022-LP2:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 1.8089% 2/15/39 (b)(c)(e)	140,622	135,780
Class B, CME TERM SOFR 1 MONTH INDEX + 1.310% 2.1083% 2/15/39 (b)(c)(e)	94,377	90,958
Class C, CME TERM SOFR 1 MONTH INDEX + 1.560% 2.3577% 2/15/39 (b)(c)(e)	94,377	90,486
Class D, CME TERM SOFR 1 MONTH INDEX + 1.960% 2.7568% 2/15/39 (b)(c)(e)	94,377	90,363
BX Trust floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 3.5% 9/15/37 (b)(c)(e)	8,429	7,038
Series 2019-XL Class E, 1 month U.S. LIBOR + 1.800% 2.675% 10/15/36 (b)(c)(e)	85,000	82,656
Series 2022-IND:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.490% 2.287% 4/15/37 (b)(c)(e)	108,000	105,709
Class B, CME TERM SOFR 1 MONTH INDEX + 1.940% 2.736% 4/15/37 (b)(c)(e)	55,000	53,608
Class C, CME TERM SOFR 1 MONTH INDEX + 2.290% 2.64% 4/15/37 (b)(c)(e)	12,000	11,565
Class D, CME TERM SOFR 1 MONTH INDEX + 2.830% 3.189% 4/15/37 (b)(c)(e)	10,000	9,578
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	96,451	86,949
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.995% 6/15/34 (b)(c)(e)	99,275	97,008
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 3.175% 8/15/36 (b)(c)(e)	46,445	44,154
Class D, 1 month U.S. LIBOR + 3.050% 3.925% 8/15/36 (b)(c)(e)	75,000	70,766
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class B, 1 month U.S. LIBOR + 1.230% 2.105% 5/15/36 (b)(c)(e)	100,000	97,998
Series 2018-SITE Class D, 4.782% 4/15/36 (b)(c)	100,000	94,210
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 3.125% 12/15/30 (b)(c)(e)	76,000	74,478
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 1.576% 11/15/38 (b)(c)(e)	124,000	118,488
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.955% 7/15/38 (b)(c)(e)	99,388	97,149
Class D, 1 month U.S. LIBOR + 2.250% 3.125% 7/15/38 (b)(c)(e)	99,388	96,154
GS Mortgage Securities Trust floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 1.825% 10/15/36 (b)(c)(e)	100,000	96,698
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	20,000	19,883
Class DFX, 5.3503% 7/5/33 (b)	10,000	9,841
Class EFX, 5.5422% 7/5/33 (b)	10,000	9,743
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME TERM SOFR 1 MONTH INDEX + 1.290% 2.0952% 5/15/39 (b)(c)(e)	155,000	151,898
Class B, CME TERM SOFR 1 MONTH INDEX + 1.790% 2.5939% 5/15/39 (b)(c)(e)	100,000	97,879
Class C, CME TERM SOFR 1 MONTH INDEX + 2.090% 2.8931% 5/15/39 (b)(c)(e)	100,000	97,619
Class D, CME TERM SOFR 1 MONTH INDEX + 2.540% 3.3419% 5/15/39 (b)(c)(e)	100,000	97,379
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 1.575% 3/15/38 (b)(c)(e)	98,297	94,113
Class E, 1 month U.S. LIBOR + 1.750% 2.625% 3/15/38 (b)(c)(e)	98,297	91,741
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 2.125% 8/15/33 (b)(c)(e)	18,605	18,377
Class C, 1 month U.S. LIBOR + 1.500% 2.375% 8/15/33 (b)(c)(e)	45,299	44,612
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	65,000	63,080
Series 2018-H4 Class A4, 4.31% 12/15/51	11,000	11,027
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	10,000	9,519
Class C, 3.1771% 11/10/36 (b)(c)	10,000	9,383
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 2.7273% 12/15/37 (b)(c)(e)	21,000	20,091
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 2.3773% 12/15/37 (b)(c)(e)	4,243	4,186
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME TERM SOFR 1 MONTH INDEX + 2.000% 2.7817% 2/15/39 (b)(c)(e)	27,000	25,852
Class C, CME TERM SOFR 1 MONTH INDEX + 2.650% 3.4317% 2/15/39 (b)(c)(e)	14,000	13,414
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 1.6055% 11/15/38 (b)(c)(e)	100,000	97,073
Class B, 1 month U.S. LIBOR + 1.070% 1.9545% 11/15/38 (b)(c)(e)	100,000	95,692
Class C, 1 month U.S. LIBOR + 1.320% 2.2037% 11/15/38 (b)(c)(e)	100,000	94,965
Class D, 1 month U.S. LIBOR + 1.570% 2.4529% 11/15/38 (b)(c)(e)	100,000	94,330
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	45,000	37,654
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	10,000	8,271
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 2.075% 5/15/31 (b)(c)(e)	100,000	96,249
Series 2018-C48 Class A5, 4.302% 1/15/52	10,000	10,093
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,781,626)		3,641,815

Municipal Securities - 0.3%
	Principal Amount (a)	Value ($)
California Gen. Oblig. Series 2009, 7.35% 11/1/39	90,000	119,082
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	125,000	127,416
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	68,000	77,178
TOTAL MUNICIPAL SECURITIES (Cost $320,433)		323,676

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
Argentine Republic:
0.5% 7/9/30 (f)	34,250	10,018
1% 7/9/29	3,762	1,114
1.125% 7/9/35 (f)	62,749	17,068
Dominican Republic 5.95% 1/25/27 (b)	100,000	99,925
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	15,000	14,164
State of Qatar 4.4% 4/16/50 (b)	50,000	50,625
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $227,101)		192,914

Supranational Obligations - 0.1%
	Principal Amount (a)	Value ($)
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $99,929)	100,000	99,724

Fixed-Income Funds - 18.8%
	Shares	Value ($)
Fidelity Emerging Markets Debt Central Fund (g)	269,147	2,131,641
Fidelity Floating Rate Central Fund (g)	56,148	5,428,346
Fidelity International Credit Central Fund (g)	36,389	3,239,743
Fidelity Specialized High Income Central Fund (g)	84,911	7,459,418
TOTAL FIXED-INCOME FUNDS (Cost $19,825,705)		18,259,148

Money Market Funds - 6.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (h) (Cost $6,652,616)	6,651,285	6,652,616

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $103,402,922)	96,263,061
NET OTHER ASSETS (LIABILITIES) - 0.8%	822,852
NET ASSETS - 100.0%	97,085,913

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
4% 6/1/52	(250,000)	(252,469)

TOTAL TBA SALE COMMITMENTS (Proceeds $248,000)		(252,469)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,699,786 or 14.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	3,527,731	71,565,400	68,440,515	8,046	-	-	6,652,616	0.0%
Fidelity Emerging Markets Debt Central Fund	2,207,757	274,974	-	74,975	-	(351,090)	2,131,641	0.1%
Fidelity Floating Rate Central Fund	5,070,192	568,524	-	168,527	-	(210,370)	5,428,346	0.2%
Fidelity International Credit Central Fund	-	3,568,101	-	45,601	-	(328,358)	3,239,743	0.7%
Fidelity Mortgage Backed Securities Central Fund	7,461,781	6,142,879	12,745,982	142,878	(586,946)	(271,732)	-	0.0%
Fidelity Specialized High Income Central Fund	6,024,646	2,323,356	-	423,403	-	(888,584)	7,459,418	2.1%
Total	24,292,107	84,443,234	81,186,497	863,430	(586,946)	(2,050,134)	24,911,764

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations and Supranational Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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